Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 15,807	£ 13,449
Liabilities at fair value	3,039	3,161
Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,620	1,713
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,419	1,448
Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,245	3,316
Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	224	386
Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	10,338	9,747
Level 1
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,855	9,209
Liabilities at fair value	0	0
Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,855	9,209
Level 2
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,634	3,723
Liabilities at fair value	2,993	3,068
Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,604	1,652
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,389	1,416
Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	5,181	3,241
Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	453	482
Level 3
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	318	517
Liabilities at fair value	46	93
Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	16	61
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	30	32
Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	64	75
Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	224	386
Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 30	56
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 507	664
Exchange Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 4,142	2,323
Valuation technique	A
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Exchange Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	507	660
Exchange Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	4,140	2,317
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	4
Exchange Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2	6
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,476	1,838
Interest Rate Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 2,608	1,924
Valuation technique	A & C
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Interest Rate Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2,474	1,836
Interest Rate Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	2,595	1,915
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	2	2
Interest Rate Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 13	9
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 102	160
Equity and Credit Contracts | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 161	283
Valuation technique	B & D
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	0
Equity and Credit Contracts | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	74	134
Equity and Credit Contracts | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	112	223
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	28	26
Equity and Credit Contracts | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	49	60
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,666)	(1,214)
Netting | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,666)	(1,214)
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 1 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	(1,666)	(1,214)
Netting | Level 2 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	(1,666)	(1,214)
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Netting | Level 3 | Derivative financial instruments
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Debt securities | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 121	294
Valuation technique	A, B & D
Debt securities | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 10,308	9,691
Valuation technique	D
Debt securities | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Debt securities | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	9,855	9,209
Debt securities | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Debt securities | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	453	482
Debt securities | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	121	294
Debt securities | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 103	92
Valuation technique	A
Loans and advances to customers | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 30	56
Valuation technique	D
Loans and advances to customers | Level 1 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 0	0
Loans and advances to customers | Level 1 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 2 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	0	0
Loans and advances to customers | Level 3 | Other Financial assets at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	103	92
Loans and advances to customers | Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurements of assets and liabilities [line items]
Assets at fair value	£ 30	56
Debt Securities | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 1,195	1,105
Debt Securities | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Debt Securities | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	1,189	1,099
Debt Securities | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 6	6
Structured Deposits | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 415	435
Structured Deposits | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Structured Deposits | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	415	406
Structured Deposits | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 0	29
Collateral and associated financial guarantees | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 10	173
Collateral and associated financial guarantees | Level 1 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	0
Collateral and associated financial guarantees | Level 2 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	0	147
Collateral and associated financial guarantees | Level 3 | Other Financial Liabilities at fair value through profit or loss, category
Disclosure of fair value measurements of assets and liabilities [line items]
Liabilities at fair value	£ 10	£ 26